Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.93741%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,098,443.00

Principal:
Principal Collections	$15,590,539.24
Prepayments in Full	$7,117,596.63
Liquidation Proceeds	$255,753.67
Recoveries	$181,493.18
Sub Total	$23,145,382.72
Collections	$24,243,825.72

Purchase Amounts:
Purchase Amounts Related to Principal	$63,287.63
Purchase Amounts Related to Interest	$255.09
Sub Total	$63,542.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,307,368.44

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,307,368.44
Servicing Fee	$357,104.71	$357,104.71	$0.00	$0.00	$23,950,263.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,950,263.73
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,950,263.73
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,950,263.73
Interest - Class A-3 Notes	$646,697.78	$646,697.78	$0.00	$0.00	$23,303,565.95
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$22,960,345.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,960,345.95
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$22,841,657.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,841,657.78
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$22,756,580.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,756,580.70
Regular Principal Payment	$20,762,152.69	$20,762,152.69	$0.00	$0.00	$1,994,428.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,994,428.01
Residual Released to Depositor	$0.00	$1,994,428.01	$0.00	$0.00	$0.00
Total		$24,307,368.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,762,152.69
Total					$20,762,152.69

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,762,152.69	$64.68	$646,697.78	$2.01	$21,408,850.47	$66.69
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$20,762,152.69	$19.72	$1,193,683.03	$1.13	$21,955,835.72	$20.85

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$207,496,612.71	0.6463666	$186,734,460.02	0.5816910
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$364,926,612.71	0.3466808	$344,164,460.02	0.3269567

Pool Information
Weighted Average APR	2.966%	2.976%
Weighted Average Remaining Term	34.24	33.50
Number of Receivables Outstanding	21,487	20,846
Pool Balance	$428,525,648.76	$405,171,230.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$389,775,552.56	$368,663,083.59
Pool Factor	0.3651943	0.3452914

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$36,508,146.63
Targeted Overcollateralization Amount	$61,006,770.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$61,006,770.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$327,241.37
(Recoveries)		48	$181,493.18
Net Loss for Current Collection Period			$145,748.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4081%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5927%
Second Prior Collection Period			0.3275%
Prior Collection Period			0.1906%
Current Collection Period			0.4196%
Four Month Average (Current and Prior Three Collection Periods)			0.3826%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,115	$5,049,379.56
(Cumulative Recoveries)			$1,106,486.61
Cumulative Net Loss for All Collection Periods			$3,942,892.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3360%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,528.59
Average Net Loss for Receivables that have experienced a Realized Loss			$3,536.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.34%	216	$5,443,612.30
61-90 Days Delinquent	0.23%	30	$936,927.07
91-120 Days Delinquent	0.03%	5	$117,692.07
Over 120 Days Delinquent	0.18%	19	$712,943.16
Total Delinquent Receivables	1.78%	270	$7,211,174.60

Repossession Inventory:
Repossessed in the Current Collection Period		8	$342,692.14
Total Repossessed Inventory		14	$539,113.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2503%
Prior Collection Period			0.2001%
Current Collection Period			0.2590%
Three Month Average			0.2365%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4363%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	26

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	74	$1,902,300.58
2 Months Extended	108	$3,232,581.02
3+ Months Extended	21	$487,600.02

Total Receivables Extended	203	$5,622,481.62
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer